Schedule of Common Stock (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Controlling Interest
Issuance of common stock		2,564,492	350,000	3,000
Exercise of options (Note 11)		48,718		3,006
Issuance of Common Stock converted for Convertible Note	$ 137,596	$ 105,440
Total		2,718,650
Balance, shares		2,877,045	2,527,045	2,512,815
Restricted stock award				$ 8,224
Balance, shares			2,877,045	2,527,045